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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5410

Voya Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Prime Rate Trust

The schedules are not audited.

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2015 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 141.5%
		Aerospace & Defense: 0.7%
3,369,367		American Airlines, Inc., Term Loan, 3.750%, 06/27/19	$3,373,579	0.4
2,140,497		Custom Sensors & Technologies, First Lien Term Loan, 4.500%, 09/30/21	2,148,524	0.2
889,275		Transdigm, Inc., Term Loan C, 3.750%, 02/28/20	889,275	0.1
			6,411,378	0.7

		Air Transport: 0.2%
1,994,987		United Airlines, Inc., New Term Loan, 3.750%, 09/15/21	2,005,960	0.2

		Automotive: 6.4%
2,000,000		BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	2,018,750	0.2
2,992,500		Dealer Tire, LLC, Term Loan B, 5.500%, 12/22/21	3,022,425	0.3
2,700,000	(1)	Dynacast International LLC, First Lien Term Loan, 5.250%, 01/28/22	2,727,000	0.3
7,150,987		Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	7,137,579	0.8
3,783,228		Fram Group Holdings Inc., First Lien Term Loan, 7.000%, 07/31/17	3,646,087	0.4
1,477,215		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	1,388,582	0.2
11,940,000		Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	11,904,550	1.4
3,781,000		Key Safety Systems, Inc., First Lien Term Loan, 4.750%, 08/29/21	3,811,721	0.4
EUR 1,250,000	(1)	Metaldyne Performance Group, Euro Term Loan B, 10/20/21	1,380,812	0.2
6,183,757		Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	6,205,604	0.7
267,013		Service King, Delayed Draw Term Loan, 4.500%, 08/18/21	269,460	0.0
2,369,737		Service King, Term Loan B, 4.500%, 08/18/21	2,391,461	0.3
6,168,077		TI Group Automotive Systems, L.L.C., Term Loan B, 4.250%, 07/02/21	6,187,353	0.7
4,565,885		UCI International, Inc., Term Loan B, 5.500%, 07/26/17	4,543,055	0.5
			56,634,439	6.4

		Beverage & Tobacco: 1.9%
EUR 3,075,000		Iglo Foods, Term Loan B1 (EUR), 4.250%, 06/30/20	3,393,983	0.4
GBP 2,675,000		Iglo Foods, Term Loan B2 (GBP), 5.232%, 06/30/20	4,106,615	0.5
EUR 8,000,000		Jacobs Douwe Egberts, Term Loan B-1 EUR, 3.500%, 07/23/21	8,891,424	1.0
			16,392,022	1.9

		Building & Development: 1.8%
7,141,500		Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/27/21	7,181,671	0.8
1,250,000	(1)	Leighton Services, Term Loan B, 04/30/22	1,258,594	0.2
1,773,135		Minimax Viking GmbH, Facility B1 Loan, 4.250%, 08/16/20	1,777,568	0.2
3,854,669		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	3,851,458	0.4
498,741		Ply Gem Industries, Inc., Term Loan, 4.000%, 01/30/21	498,678	0.1
900,000	(1)	PrimeSource Building Products, Term Loan B, 05/06/22	900,000	0.1
			15,467,969	1.8

		Business Equipment & Services: 12.2%
6,368,000		Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	6,400,407	0.7
12,213,625		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/25/21	12,227,622	1.4
2,900,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.500%, 07/25/22	2,932,625	0.3
2,000,000		AlixPartners LLP, Second Lien Term Loan, 9.000%, 07/09/21	2,022,500	0.2
3,879,020		AlixPartners LLP, Term Loan B-2, 4.000%, 07/09/20	3,885,486	0.4
1,970,000		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	1,980,876	0.2
1,300,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	1,309,100	0.2
1,500,000	(1)	Boyd Corporation, First Lien Term Loan, 04/15/22	1,509,063	0.2
2,593,500		Central Security Group, Inc., First Lien Term Loan, 6.250%, 09/30/20	2,596,742	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2015 (Unaudited) (Continued)

6,457,186	Coinmach Service Corp., Upsized Term Loan, 4.250%, 11/14/19	6,469,293	0.7
2,297,248	First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	2,297,248	0.3
1,631,261	First American Payment Systems, Second Lien, 10.750%, 04/12/19	1,623,105	0.2
4,196,025	GCA Services, Replacement Term Loan, 4.297%, 11/01/19	4,197,993	0.5
7,452,469	Interactive Data Corporation, Term Loan B, 4.750%, 05/01/21	7,490,663	0.9
EUR 1,103,478	ION Trading Technologies Limited, First Lien Term Loan EURO, 4.500%, 06/10/21	1,225,130	0.1
460,696	ION Trading Technologies Limited, First Lien Term Loan USD, 4.250%, 06/10/21	460,120	0.1
1,000,000	ION Trading Technologies Limited, Second Lien Term Loan, 7.250%, 06/10/22	997,500	0.1
5,374,756	iQor, First Lien Term Loan, 6.000%, 04/01/21	5,005,242	0.6
2,500,000	iQor, Second Lien Term Loan, 9.750%, 04/01/22	2,331,250	0.3
2,970,000	Knowledge Universe Education, LLC, Term Loan B, 5.250%, 03/20/21	2,988,563	0.3
2,952,688	Learning Care Group, Term Loan, 5.000%, 05/01/21	2,971,157	0.3
3,629,032	Legal Shield, First Lien Term Loan, 6.250%, 07/01/19	3,644,155	0.4
2,000,000	Legal Shield, Second Lien Term Loan, 9.750%, 07/01/20	2,011,666	0.2
613,021	Miller Heiman, Inc., Term Loan B, 6.758%, 09/30/19	594,630	0.1
2,587,000	Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	2,564,364	0.3
2,196,875	SGS International, Term Loan, 4.250%, 10/17/19	2,202,367	0.3
3,030,000	Ship US Bidco, Inc. (Worldpay), Term Loan B2A-II, 5.250%, 11/30/19	3,052,725	0.3
GBP 1,710,000	Ship US Bidco, Inc. (Worldpay), Term Loan C1, 5.750%, 11/30/19	2,637,044	0.3
780,000	Ship US Bidco, Inc. (Worldpay), Term Loan C2, 4.750%, 11/29/19	784,875	0.1
1,591,481	Sophos, Term Loan B USD, 5.000%, 01/30/21	1,603,748	0.2
5,013,469	SourceHOV, First Lien Term Loan, 7.750%, 10/27/19	4,668,793	0.5
2,300,000		SourceHOV, Second Lien Term Loan, 11.500%, 04/27/20	2,081,500	0.2
4,359,219		SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	4,400,087	0.5
582,426		Sutherland Global Services, Term Loan B Cayman, 6.000%, 04/22/21	587,522	0.1
2,502,074		Sutherland Global Services, Term Loan B, 6.000%, 04/22/21	2,523,967	0.3
141,578	(1)	Wash Multi-Family Services, CAD First Lien Term Loan, 05/26/22	142,286	0.0
808,422	(1)	Wash Multi-Family Services, USD First Lien Term Loan, 05/26/22	812,464	0.1
			107,233,878	12.2

		Cable & Satellite Television: 2.6%
3,280,613		Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	3,287,447	0.4
250,000		Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 06/30/23	251,250	0.0
997,466		New Wave Communications, Term Loan B with Add On, 4.750%, 04/30/20	999,960	0.1
6,366,691		RCN Cable, Term Loan B, 4.250%, 02/25/20	6,396,538	0.7
GBP 2,750,000		Virgin Media Investment Holdings Limited, Term Loan E (GBP), 4.250%, 06/30/23	4,223,460	0.5
7,513,003		Wideopenwest Finance, LLC, Term Loan B, 4.500%, 04/01/19	7,524,746	0.9
			22,683,401	2.6

		Chemicals & Plastics: 6.3%
2,528,000		Armacell, First Lien Term Loan, 5.500%, 07/02/20	2,534,320	0.3
1,500,000		Aruba Investments, Inc (a.k.a Angus Chemical), US Term Loan, 5.250%, 02/02/22	1,515,000	0.2
1,795,068		AZ Chem US Inc., First Lien Senior Secured Term Loan, 4.500%, 06/13/21	1,801,640	0.2
2,800,000	(1)	Chemours Company (The), Term Loan B, 05/12/22	2,808,750	0.3
2,238,750		Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	2,247,145	0.3
1,000,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	998,125	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2015 (Unaudited) (Continued)

2,000,000	Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	1,982,500	0.2
3,885,012	Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.750%, 09/03/21	3,897,153	0.4
642,238	Flint Group Holdings S.A.R.L., USD Term Loan C, 4.750%, 09/03/21	644,245	0.1
3,771,527	Gemini HDPE LLC, Senior Secured Term Loan, 4.750%, 08/06/21	3,798,241	0.4
2,000,000	Ineos US Finance LLC, Incremental USD Term Loan, 4.250%, 03/31/22	2,007,222	0.2
329,341	Kleopatra Holdings 2 S.C.A (Kloeckner), Initial German Borrower Dollar Term Loans, 5.000%, 04/29/20	331,348	0.0
770,659	Kleopatra Holdings 2 S.C.A (Kloeckner), Initial US Borrower Dollar Term Loans, 5.000%, 04/29/20	775,355	0.1
891,000	Kronos Worldwide, Inc., Term Loan B Facility, 4.000%, 02/21/20	895,455	0.1
1,795,500	MacDermid, Inc. (a.k.a Platform Specialty Products Corp), Tranche B-2 Term Loan, 4.750%, 06/07/20	1,808,807	0.2
997,462	MacDermid, Inc., First Lien Term Loan, 4.500%, 06/07/20	1,003,696	0.1
1,590,696	Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	1,596,661	0.2
825,331	Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	828,426	0.1
EUR 931,440	Monarch (Allnex S.a.r.l.), First Lien Term Loan Euro, 4.750%, 10/01/19	1,028,116	0.1
1,991,995	Orion Engineered Carbons, Term Loan B (USD), 5.000%, 07/25/21	2,011,915	0.2
2,309,825	Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	2,244,861	0.3
997,449	PQ Corporation, First Lien Term Loan Facility, 4.000%, 08/07/17	999,070	0.1
772,136	Royal Adhesives & Sealants, First Lien Term Facility, 5.500%, 07/31/18	776,640	0.1
3,681,500	Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	3,686,676	0.4
3,990,000	Styrolution Group GmbH, TL B-1 USD, 6.500%, 11/07/19	4,049,850	0.5
997,462	Tronox Pigments (Netherlands) BV, Term Loan, 4.250%, 03/19/20	1,002,388	0.1
6,944,326		Univar Inc., Term Loan B, 5.000%, 06/30/17	6,947,583	0.8
1,282,021		Vantage Specialties Inc., Incremental Term Loan Facility, 5.000%, 02/10/19	1,275,611	0.2
			55,496,799	6.3

		Clothing/Textiles: 0.6%
3,980,501		Varsity Brands (fka Herff Jones, Inc.), First Lien Term Loan, 5.000%, 12/10/21	4,011,183	0.5
898,421		Vince, LLC, Term Loan, 5.750%, 11/27/19	900,106	0.1
			4,911,289	0.6

		Conglomerates: 1.4%
2,985,000		Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	2,989,976	0.3
600,000		Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	555,000	0.1
4,182,741		ServiceMaster Company, Term Loan, 4.250%, 07/01/21	4,198,798	0.5
2,042,573		Waterpik, First Lien, 5.750%, 07/08/20	2,043,849	0.2
2,885,900		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	2,896,722	0.3
			12,684,345	1.4

		Containers & Glass Products: 2.4%
3,482,500		Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	3,493,745	0.4
630,000		Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	638,663	0.1
1,000,000		Berry Plastics Corporation, Term E Loan, 3.750%, 01/06/21	1,001,458	0.1
EUR 674,335		Constantia Flexibles, Term Loan B1 Euro, 4.750%, 04/30/22	753,236	0.1
73,348		Constantia Flexibles, Term Loan B1 USD, 4.750%, 04/30/22	74,082	0.0
EUR 100,665		Constantia Flexibles, Term Loan B2 Euro, 4.750%, 04/30/22	112,443	0.0
376,652		Constantia Flexibles, Term Loan B2 USD, 4.750%, 04/30/22	380,419	0.0
453,286	(2)	EveryWare, Inc., DIP, 10.000%, 06/15/15	451,019	0.1
1,410,091	(2),(3)	EveryWare, Inc., Term Loan, 12.250%, 05/21/20	578,137	0.1
3,468,394		Husky Injection Molding Systems, Ltd., Incremental Term Loan, 4.250%, 06/30/21	3,485,736	0.4
1,400,000	(1)	Milacron LLC, Term Loan, 09/28/20	1,408,750	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2015 (Unaudited) (Continued)

2,925,833		Otter Products, Term Loan B, 5.750%, 06/03/20	2,931,927	0.3
2,700,000		SIG Combibloc Group AG, USD Term Loan, 4.250%, 03/10/22	2,718,141	0.3
1,674,046		WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (Canadian Borrower), 4.500%, 06/07/20	1,677,185	0.2
1,224,787		WNA Holdings Inc (a.k.a Waddington Group), USD Upsized Term Loan (US Borrower), 4.500%, 06/07/20	1,227,083	0.1
			20,932,024	2.4

		Cosmetics/Toiletries: 0.1%
997,466		KIK Custom Products, Inc., First Lien with Incremental, 5.500%, 04/29/19	1,002,609	0.1

		Diversified Insurance: 6.4%
2,420,887		Alliant Holdings, I, LLC, Term Loan B, 5.000%, 12/20/19	2,436,521	0.3
572,903		Alliant Holdings, I, LLC, Term Loan B1, 5.000%, 12/20/19	576,603	0.1
950,000		AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	960,688	0.1
7,086,647		AmWINS Group, Inc., Term Loan B, 5.250%, 09/06/19	7,151,610	0.8
4,721,637		Applied Systems Inc., First Lien Term Loan, 4.265%, 01/25/21	4,739,834	0.5
1,911,551		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	1,924,693	0.2
3,193,125		Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	2,985,572	0.3
1,400,000		Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,214,500	0.1
11,825,550		Hub International Limited, Term Loan B, 4.000%, 10/02/20	11,800,918	1.4
5,033,019		National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	5,051,263	0.6
3,336,000		Sedgwick Holdings, Inc., First Lien Term Loan, 3.750%, 02/28/21	3,303,684	0.4
7,900,000	(1)	Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	7,811,125	0.9
6,032,173		USI, Inc., Term Loan, 4.250%, 12/27/19	6,051,023	0.7
			56,008,034	6.4
		Drugs: 0.7%
3,174,000		Akorn, Inc., Term Loan, 4.500%, 04/17/21	3,191,816	0.4
3,100,000		Alvogen Pharma U.S., Term Loan B, 6.000%, 03/31/22	3,123,250	0.3
			6,315,066	0.7

		Ecological Services & Equipment: 1.4%
5,223,750		4L Holdings Inc., Term Loan B, 5.504%, 05/08/20	5,178,042	0.6
5,718,484		ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	5,707,762	0.7
1,250,000		Waste Industries USA, Inc., Term Loan B, 4.250%, 02/24/20	1,261,719	0.1
			12,147,523	1.4

		Electronics/Electrical: 14.3%
2,950,000	(1)	Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	2,962,906	0.3
2,913,136		Active Network, Inc., First Lien Term Loan, 5.500%, 11/15/20	2,910,710	0.3
2,673,000		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/27/20	2,666,317	0.3
700,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/27/21	679,875	0.1
1,811,404		Aspect Software, Inc., Term Loan, 7.250%, 05/07/16	1,811,404	0.2
867,856		Avago Technologies, Term Loan B, 3.750%, 05/06/21	870,667	0.1
2,270,038		Avast Software, Term Loan, 4.750%, 03/21/20	2,289,428	0.3
6,827,828		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	6,838,801	0.8
2,250,000	(1)	Blue Coat Systems, Inc., Term Loan B, 05/23/22	2,255,625	0.3
1,994,766		BMC Software, Inc., Term Loan U.S., 5.000%, 09/10/20	1,963,711	0.2
3,850,350		Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	3,782,488	0.4
6,850,537		Dell International LLC, Term B Loans, 4.500%, 04/30/20	6,870,876	0.8
2,234,376		ECI, Term Loan B, 5.750%, 05/28/21	2,249,252	0.3
2,500,000	(1)	Epicor Software Corporation, Term Loan B, 05/26/22	2,507,423	0.3
3,593,486		Epiq Systems, Inc., Term Loan, 4.500%, 08/27/20	3,593,486	0.4
980,625		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/04/21	961,012	0.1
957,295		Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/04/20	959,688	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2015 (Unaudited) (Continued)

1,882,048		FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	1,884,401	0.2
8,319,385		Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.250%, 02/28/20	8,356,356	1.0
4,211,187		Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	4,246,279	0.4
9,126,258		Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	9,175,458	1.1
3,830,175		Hyland Software, Inc., First Lien Term Loan, 4.750%, 02/19/21	3,849,923	0.4
1,859,297		Infor (US), Inc., Term Loan B5, 3.750%, 06/03/20	1,855,084	0.2
10,019,084		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	10,079,198	1.1
1,821,125		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	1,839,336	0.2
3,002,118		Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	3,022,758	0.3
575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	565,656	0.1
3,881,562		Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	3,891,266	0.4
8,239,837		RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	8,038,991	0.9
2,374,194		RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	2,240,645	0.3
5,000,000	(1)	Riverbed Technology, Inc., First Lien Term Loan, 6.000%, 04/24/22	5,056,640	0.6
1,006,413		Rovi Solutions Corporation, Term Loan B, 3.750%, 07/02/21	1,005,155	0.1
3,974,987		Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	3,925,300	0.5
4,550,000	(1)	TTM Technologies, Term Loan B, 05/07/21	4,532,938	0.5
5,781,818		Zebra Technologies, Term Loan B, 4.750%, 10/27/21	5,857,705	0.7
			125,596,758	14.3

		Equity REITs and REOCs: 0.2%
2,150,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/29/20	2,197,031	0.2

		Financial Intermediaries: 2.3%
997,500		Duff & Phelps, Add On Term Loan, 4.500%, 04/23/20	1,002,488	0.1
2,721,166	Duff & Phelps, Add-On Term Loan, 4.500%, 04/23/20	2,725,702	0.3
997,500	Duff & Phelps, DD Term Loan, 4.500%, 04/23/20	1,002,488	0.1
3,409,415	Guggenheim Partners Investment Management Holdings, LLC, Term Loan B, 4.250%, 07/22/20	3,436,407	0.4
1,249,500	MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,202,904	0.1
4,252,959	Santander Asset Management, Term Loan B-1 USD, 4.250%, 12/17/20	4,263,591	0.5
5,247,000	Trans Union LLC, Term Loan B, 4.000%, 04/09/21	5,249,188	0.6
1,431,445	Walker & Dunlop, Term Loan, 5.250%, 12/20/20	1,442,181	0.2
		20,324,949	2.3

	Food Products: 3.2%
5,368,713	Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	5,413,450	0.6
4,000,000	Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	4,050,000	0.5
2,040,904	Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	2,046,006	0.2
495,000	Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/15/21	481,388	0.1
5,496,076	CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	5,510,503	0.6
3,066,200	Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	2,934,608	0.3
3,700,000	Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	3,400,918	0.4
3,976,592	NPC International , Term Loan, 4.000%, 12/28/18	3,959,194	0.5
		27,796,067	3.2

	Food Service: 2.0%
8,528,593	Burger King Corporation, TL B, 4.500%, 12/12/21	8,604,992	1.0
4,786,575	CEC Entertainment, Inc., First Lien Term Loan, 4.000%, 02/14/21	4,746,689	0.5
4,050,738	P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	4,007,698	0.5
		17,359,379	2.0

	Food/Drug Retailers: 2.6%
2,100,000	Albertsons LLC, Term Loan B3, 5.000%, 08/25/19	2,110,937	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2015 (Unaudited) (Continued)

4,900,000		Albertsons LLC, Term Loan B4, 5.500%, 08/25/21	4,938,141	0.6
2,516,079		Del Taco, Term Loan, 5.417%, 10/01/18	2,522,370	0.3
2,985,000		Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,998,680	0.3
1,025,000		Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/04/22	1,033,969	0.1
1,885,141		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 03/03/21	1,835,185	0.2
4,987,628		Supervalu, Term Loan, 4.500%, 03/21/19	5,010,072	0.6
2,193,973		TGI Friday's, Inc., First Lien Term Loan, 5.250%, 07/15/20	2,202,201	0.3
			22,651,555	2.6

		Forest Products: 0.1%
735,009		Xerium Technologies, Inc., Term Loan B, 5.750%, 05/17/19	745,116	0.1

		Health Care: 16.6%
3,405,550		Accellent, Inc., First Lien Term Loan, 4.500%, 03/14/21	3,394,908	0.4
1,860,938		Aegis Sciences, First Lien Term Loan, 5.500%, 02/19/21	1,823,719	0.2
2,950,000		Air Medical Group Holdings, Inc., Term Loan B, 4.500%, 04/28/22	2,946,575	0.3
800,000	(1)	Aspen Dental Management, Inc., Term Loan B, 04/29/22	807,000	0.1
2,243,081		ATI Physical Therapy, Term Loan B, 5.250%, 12/20/19	2,257,100	0.3
3,000,000		Biomet Inc., B-2, 3.685%, 07/25/17	3,001,668	0.3
2,580,965		CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	2,600,322	0.3
8,685,475		Catalent Pharma Solutions, Inc., USD Term Loan, 4.250%, 05/20/21	8,733,731	1.0
3,657,801	(1)	CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	3,677,235	0.4
4,019,569		CHS/Community Health Systems, Inc., Term Loan D, 4.250%, 01/27/21	4,036,435	0.5
2,000,000	(1)	CHS/Community Health Systems, Inc., Term Loan H, 01/27/21	2,008,392	0.2
1,700,000	(1)	Concentra Inc, Term Loan B, 05/14/22	1,708,500	0.2
6,339,562		Connolly / iHealth Technologies, First Lien, 4.500%, 05/14/21	6,365,320	0.7
2,000,000	Connolly / iHealth Technologies, Second Lien, 8.000%, 05/14/22	2,015,000	0.2
997,494	Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	995,312	0.1
3,719,458	DJO Finance LLC, First Lien Term Loan, 4.250%, 06/05/20	3,733,406	0.4
4,193,693	Envision Pharmaceutical Services, First Lien Term Loan, 5.750%, 11/04/20	4,210,703	0.5
1,389,112	Harvard Drug Group LLC, Term Loan B-1, 5.000%, 08/15/20	1,387,664	0.2
3,558,995	Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	3,583,421	0.4
2,500,000	Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	2,450,000	0.3
6,108,128	Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	6,137,906	0.7
5,824,039	Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	5,862,867	0.7
5,696,471	Kinetic Concepts, Inc., E-1, 4.500%, 05/04/18	5,745,131	0.7
1,931,604	Medpace Holdings, Inc., Term loan B, 4.750%, 04/05/21	1,939,249	0.2
7,436,250	Millennium Laboratories, LLC, Term Loan B, 5.250%, 04/15/21	5,168,194	0.6
2,134,877	Multiplan, Inc, Term Loan, 3.750%, 04/01/21	2,133,925	0.2
2,861,266	NVA Holdings, Inc., First Lien Term Loan, 4.986%, 08/15/21	2,870,208	0.3
4,289,674	Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	4,315,146	0.5
1,942,245	Onex Carestream Finance LP, Second Lien, 9.500%, 11/30/19	1,951,957	0.2
1,994,975	Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 06/30/21	1,973,571	0.2
4,974,970	Par Pharmaceutical Companies, B-2, 4.000%, 09/30/19	4,981,706	0.6
3,240,956	Pharmaceutical Product Development, Inc., Term Loan B-1, 4.000%, 12/05/18	3,255,716	0.4
2,977,500	Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	2,981,222	0.3
750,000	Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	747,656	0.1
1,169,308	Press Ganey, First Lien, 4.250%, 04/20/18	1,172,231	0.1
2,587,713	Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	2,600,651	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2015 (Unaudited) (Continued)

EUR 250,000		Siemens Audiology Solutions, Term Loan B Euro, 5.500%, 12/10/21	278,994	0.0
4,300,000		Siemens Audiology Solutions, Term Loan B USD, 5.500%, 01/17/22	4,316,125	0.5
3,925,000	(1)	Sterigenics International LLC, Term Loan B, 05/08/22	3,944,625	0.5
4,850,937		Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	4,875,192	0.6
1,100,000		Surgical Care Affiliates LLC, Term Loan B, 4.250%, 03/17/22	1,105,500	0.1
539,000		Truven Health, Inc., Term Loan B, 4.500%, 06/06/19	540,172	0.1
5,561,623		United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/03/19	5,580,743	0.6
10,000,000		Valeant Pharmaceuticals International, Inc., F1 Term Loan, 4.000%, 04/01/22	10,040,910	1.1
			146,256,008	16.6

		Home Furnishings: 2.0%
9,342,534		AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	9,401,513	1.1
3,349,688		Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	3,378,997	0.4
1,320,832		Hunter Fan Company, First Lien Term Loan, 6.500%, 12/31/17	1,307,624	0.1
885,444		Monitronics International, Inc., Term Loan B, 4.250%, 03/23/18	888,211	0.1
2,500,000		Monitronics International, Inc., Term Loan B-1, 4.500%, 04/02/22	2,515,105	0.3
			17,491,450	2.0

		Industrial Equipment: 5.0%
2,309,164		Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	2,246,385	0.3
4,318,841		Alliance Laundry Systems LLC, First Lien Term Loan, 4.250%, 12/10/18	4,337,736	0.5
4,501,266		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	4,433,747	0.5
1,022,301		CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	1,026,773	0.1
103,722		CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	104,176	0.0
307,780		CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	309,127	0.0
4,411,978		Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	4,423,008	0.5
667,689		Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/30/20	671,723	0.1
6,163,681		Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	6,028,080	0.7
2,580,241		International Equipment Solutions, LLC, Term Loan, 6.753%, 08/16/19	2,588,305	0.3
7,128,931		Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/21/20	7,130,414	0.8
2,400,000		Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, 05/09/18	2,388,000	0.3
406,589		Sensus Metering Systems Inc., Upsized First Lien Term Loan, 4.500%, 05/09/17	406,081	0.0
4,055,555		Signode Industrial Group, US Dollar Tranche Term Loan, 3.750%, 05/01/21	4,061,894	0.5
891,000		SunSource, First Lien Term Loan, 4.753%, 02/15/21	890,443	0.1
742,039		VAT Holding, Term Loan B, 4.750%, 02/11/21	743,585	0.1
1,905,975		WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	1,914,313	0.2
325,000		WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	322,156	0.0
			44,025,946	5.0

		Leisure Goods/Activities/Movies: 5.7%
7,443,750		24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	7,201,828	0.8
9,865,898		Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	9,883,371	1.1
3,000,000		Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	3,018,126	0.4
4,261,266		Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 01/31/20	4,295,889	0.5
6,447,790		FGI Operating, Fungible Term Loan B AddOn, 5.500%, 04/19/19	6,300,026	0.7
8,517,545		Fitness International, LLC., Term Loan B, 5.500%, 07/01/20	8,357,841	1.0
2,035,714	(1)	NEP/NCP Holdco, Inc., Second Lien, 9.500%, 07/22/20	2,043,348	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2015 (Unaudited) (Continued)

5,843,372		NEP/NCP Holdco, Inc., Term Loan B with Add-On, 4.250%, 01/22/20	5,808,312	0.7
2,825,000	(1)	TWCC Holding Corporation, Extended First Lien Term Loan, 02/13/20	2,826,766	0.3
			49,735,507	5.7

		Lodging & Casinos: 7.0%
8,945,099		Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	8,952,782	1.0
3,500,000		Amaya Gaming Group Inc., Second Lien Term Loan, 8.000%, 08/01/22	3,547,250	0.4
1,129,573		American Casino and Entertainment Properties LLC, First Lien Term Loan, 4.500%, 07/03/19	1,136,633	0.1
2,500,000	(1)	Aristocrat Leisure Limited, Term Loan B, 10/21/21	2,522,812	0.3
1,816,471		Boyd Gaming Corporation, Term Loan B, 4.000%, 08/14/20	1,826,814	0.2
2,564,511	(1)	Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	2,560,023	0.3
7,046,324		CityCenter Holdings, LLC, Term Loan, 4.250%, 10/15/20	7,082,816	0.8
2,587,000		Global Cash Access, Inc., Term Loan B, 5.535%, 12/18/20	2,604,786	0.3
1,502,906		Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	1,520,190	0.2
3,506,781		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	3,547,109	0.4
800,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	756,000	0.1
2,573,869		La Quinta, First Lien Term Loan, 4.000%, 04/14/21	2,583,521	0.3
2,932,288		Peppermill Casinos, Inc., Term Loan B, 7.250%, 11/09/18	2,968,942	0.3
6,895,285		Scientific Games International, Inc., Term Loan B, 6.000%, 10/18/20	6,930,623	0.8
1,995,000		Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	2,005,599	0.2
7,564,545		Station Casinos LLC, Term Loan, 4.250%, 03/02/20	7,601,187	0.9
3,837,445		Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	3,839,245	0.4
			61,986,332	7.0
		Mortgage REITs: 0.6%
2,593,500		International Market Centers, First Lien Term Loan, 5.250%, 08/11/20	2,609,709	0.3
3,000,000		International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	2,992,500	0.3
			5,602,209	0.6

		Nonferrous Metals/Minerals: 0.3%
3,212,028		Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.500%, 09/05/19	3,099,607	0.3

		Oil & Gas: 3.0%
3,922,163		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	3,863,330	0.4
1,994,987		CITGO, Term Loan B, 4.500%, 07/30/21	2,002,469	0.2
2,940,820		CITGO Holding, Inc., Holdco Term Loan, 9.500%, 05/12/18	2,984,321	0.4
2,416,471		Energy Transfer Equity, L.P., New Term Loan, 4.000%, 12/02/19	2,421,758	0.3
3,158,935		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	2,657,454	0.3
6,678,300		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	5,676,555	0.7
1,975,000		Penn Product Terminals, Term Loan, 4.750%, 04/01/22	1,994,134	0.2
2,734,350		Southcross Holdings L.P., Term Loan B, 6.000%, 08/04/21	2,650,610	0.3
1,994,949		Western Refining, Inc., Term Loan, 4.250%, 11/12/20	2,001,808	0.2
			26,252,439	3.0

		Property & Casualty Insurance: 0.3%
286,813	(1)	Acrisure, LLC, First Lien Delayed Draw Term Loan, 05/13/22	288,068	0.0
2,613,187	(1)	Acrisure, LLC, First Lien Term Loan, 05/13/22	2,624,620	0.3
			2,912,688	0.3

		Publishing: 2.3%
6,046,481		Cengage Learning Acquisition, Inc., First Lien Term Loan, 8.250%, 03/31/20	6,079,864	0.7
2,200,000		Eden Bidco Limited (Top Right Group), Term Loan B2 USD, 6.000%, 04/30/22	2,189,000	0.2
257,691		HIBU PLC (fka Yell Group PLC), Facility A2, 5.270%, 03/03/19	445,161	0.1
EUR 19,441		HIBU PLC (fka Yell Group PLC), Spanish facility, 03/03/19	–	0.0

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2015 (Unaudited) (Continued)

1,677,348	McGraw Hill Global Education, Term Loan-B, 4.750%, 03/22/19	1,693,773	0.2
1,654,115	Nelson Canada, First Lien-C$ 330 mm, 6.750%, 07/03/14	1,209,571	0.1
3,053,500	Penton Media, Inc, First Lien, 5.000%, 09/30/19	3,072,584	0.4
1,172,505	Penton Media, Inc., Second Lien, 9.000%, 09/30/20	1,173,971	0.1
4,281,343	Tribune Company, Term Loan B, 4.000%, 12/31/20	4,292,581	0.5
		20,156,505	2.3

	Radio & Television: 4.2%
5,122,611	Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	4,862,214	0.6
13,921,330	iHeartCommunications, Inc., Term Loan E, 7.685%, 07/30/19	13,232,224	1.5
1,259,110	Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/08/20	1,263,832	0.1
812,500	Learfield Communications, Inc., Second Lien Term Loan, 8.750%, 10/08/21	821,387	0.1
3,178,348	Media General, Inc., DDTerm Loan-B, 4.250%, 07/31/20	3,199,802	0.4
1,598,333	Salem Communications Corporation, Term Loan B, 4.500%, 03/14/20	1,600,331	0.2
4,592,872	Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	4,593,694	0.5
7,277,667	Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	7,274,421	0.8
		36,847,905	4.2

	Retailers (Except Food & Drug): 12.5%
2,837,184	99 Cents Only Stores, Term Loan Facility, 4.500%, 01/15/19	2,844,867	0.3
1,442,750	Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/07/21	1,419,305	0.2
5,837	Academy Ltd., Term Loan (2012 refi), 4.500%, 08/03/18	5,866	0.0
EUR 3,985,000	Action Holding B.V., Term Loan B, 4.771%, 01/13/21	4,430,651	0.5
9,683,462	BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	9,730,040	1.1
4,000,000	BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	4,050,832	0.5
7,400,000	Dollar Tree, Term Loan-B, 4.250%, 03/09/22	7,480,890	0.8
6,144,379	(1)	Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	6,196,606	0.7
2,443,972		Hudson's Bay Company, Term Loan, 4.750%, 11/04/20	2,457,502	0.3
1,980,000		J. Crew, Term Loan B, 4.000%, 03/01/21	1,809,932	0.2
4,797,800		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	4,812,793	0.5
2,189,000		Mattress Firm Holding Corp., Term Loan-B, 5.000%, 10/20/21	2,214,539	0.2
3,463,750		Men's Wearhouse, Term Loan, 4.500%, 06/18/21	3,484,273	0.4
12,802,950		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	12,834,957	1.5
5,892,966		Ollie's Holdings, Inc., Term Loan, 4.750%, 09/28/19	5,885,600	0.7
4,526,166		OneStopPlus, First Lien Term Loan, 4.750%, 03/15/21	4,514,851	0.5
5,828,812		Party City Holdings Inc, Term Loan B, 4.000%, 07/29/19	5,847,546	0.7
3,152,250		Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	3,064,775	0.3
11,000,000		PetSmart, Inc., Term Loan-B, 4.250%, 03/11/22	11,051,183	1.2
625,000	(1)	rue21 inc., Term Loan B, 10/10/20	578,906	0.1
3,224,400		Savers, Term Loan B, 5.000%, 07/09/19	3,178,552	0.4
2,579,820		Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	2,583,044	0.3
5,000,000	(1)	Staples, Inc., Term Loan-B, 04/23/21	5,012,500	0.6
1,732,500		Talbots Inc. (The), First Lien Term Loan, 5.500%, 03/20/20	1,710,844	0.2
4,000,000		The Gymboree Corporation, Term Loan B, 5.000%, 02/23/18	3,062,144	0.3
			110,262,998	12.5

		Surface Transport: 0.9%
2,700,000		Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	2,706,750	0.3
1,000,000		Goodpack Ltd., Second Lien Term Loan, 8.000%, 09/09/22	1,002,500	0.1
1,987,487		OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 08/05/19	1,997,425	0.2
446,625		V.Group, Term Loan B, 5.000%, 06/30/21	451,091	0.1
2,040,000		Wabash National Corporation, Term Loan B, 4.250%, 03/19/22	2,061,675	0.2
			8,219,441	0.9

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2015 (Unaudited) (Continued)

		Telecommunications: 9.7%
435,127		Altice Group, USD Term Loan B, 5.250%, 01/28/22	439,478	0.0
1,396,485		Aricent Group, 2015 Upsized First Lien Term Loan, 5.500%, 04/14/21	1,406,959	0.2
10,344,608		Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	10,400,645	1.2
1,750,000		Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	1,796,758	0.2
5,745,881		Avaya Inc., Term B-3 Loan, 4.685%, 10/26/17	5,733,476	0.7
5,089,120		Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	5,095,481	0.6
2,000,000	(1)	Avaya Inc., Term B-7 Loan, 04/30/20	1,974,844	0.2
9,100,000		Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/14/22	9,093,175	1.0
3,920,375		Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	3,943,243	0.4
568,564		Encompass Digital Media, Inc., First Lien, 5.500%, 06/05/21	570,696	0.1
4,142,326		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	4,102,456	0.5
1,700,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	1,640,500	0.2
2,652,403		Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	2,667,322	0.3
8,500,000		Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.500%, 05/31/22	8,480,875	1.0
2,300,000		Level 3 Financing, Inc., Term Loan B-4, 4.000%, 01/15/20	2,302,875	0.3
3,782,625		Lightower Fiber Networks, First Lien Term Loan, 4.000%, 04/13/20	3,784,989	0.4
1,200,000	(1)	Securus Technologies, Inc., Incremental Term Loan B-2, 04/30/20	1,197,500	0.1
1,984,779		Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	1,955,999	0.2
3,052,127		Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	2,918,596	0.3
5,917,781		U.S. Telepacific Corp, Term Loan B, 6.000%, 11/21/20	5,941,204	0.7
2,903,231		XO Communications, First Lien Term Loan, 4.250%, 03/19/21	2,910,489	0.3
7,070,361	Zayo Group, LLC, Term Loan B, 3.750%, 05/06/21	7,071,627	0.8
		85,429,187	9.7

	Utilities: 1.6%
1,293,461	Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	1,299,929	0.2
1,030,000	Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/11/16	1,036,223	0.1
2,450,000	Longview Power, LLC, Term Loan, 7.000%, 04/15/21	2,476,031	0.3
2,515,901	Pike Corporation, First Lien Term Loan, 5.500%, 12/22/21	2,539,488	0.3
2,094,750	Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	2,125,518	0.2
1,989,899	TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,924,398	0.2
2,543,625	TPF II Power, LLC, Term Loan, 5.500%, 09/30/21	2,587,820	0.3
		13,989,407	1.6

Total Senior Loans
(Cost $1,253,495,856)	1,245,265,220	141.5

OTHER CORPORATE DEBT: –%
Publishing: –%
645,834	&	HIBU PLC (fka Yell Group PLC), Facility B2, 03/03/24	–	0.0

Total Other Corporate Debt
(Cost $315,912)	–	0.0

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.9%
154	@	AR Broadcasting (Warrants)	–	0.0
888,534	@,R	Ascend Media (Residual Interest)	1	0.0
3,160	@	Caribe Media Inc.	–	0.0
178,416	@	Cengage Learning	4,906,440	0.6
4,001	@	Cumulus Media Inc. (Class A Common Shares)	9,443	0.0
246,734	@	Eagle Topco 2013 LTD	–	0.0
16,706	@	Everyware Global Inc. Warrants	–	0.0
8	@	Faith Media Holdings, Inc. (Residual Interest)	16,366	0.0
535,170	@	Fontainebleau Las Vegas, LLC (Delayed Draw Term Loan-Residual Interest)	1	0.0
1,070,339	@	Fontainebleau Las Vegas, LLC (Term Loan B-Residual Interest)	1	0.0
92,471	@	Glodyne Techoserve, Ltd.	–	0.0

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2015 (Unaudited) (Continued)

498,762	@	GTS Corp.	1	0.0
291	@,R	Lincoln Paper & Tissue, LLC	–	0.0
5,933,579	@,R	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	6	0.0
203,600	@	Longview Power, LLC	2,443,200	0.3
106,702	@	Northeast Biofuels (Residual Interest)	–	0.0
19,404	@	U.S. Shipping Partners, L.P.	–	0.0
275,292	@	U.S. Shipping Partners, L.P. (Contingency Rights)	–	0.0

Total Equities and Other Assets
(Cost $8,844,644)	7,375,459	0.9

Total Investments (Cost $1,262,656,412)	$1,252,640,679	142.4
Liabilities in Excess of Other Assets	(372,773,950)	(42.4)
Net Assets	$879,866,729	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
&	Payment-in-kind
R	Restricted Security
(1)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.

EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $1,262,777,983.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,429,311
Gross Unrealized Depreciation	(17,566,615)

Net Unrealized Depreciation	$(10,137,304)

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
Asset Table
Investments, at fair value
Equities and Other Assets	$4,915,883	$2,443,200	$16,376	$7,375,459
Other Corporate Debt	–	–	–	–
Senior Loans	–	1,245,265,220	–	1,245,265,220
Total Investments, at fair value	$4,915,883	$1,247,708,420	$16,376	$1,252,640,679
Other Financial Instruments+
Forward Foreign Currency Contracts	–	735,441	–	735,441
Total Assets	$4,915,883	$1,248,443,861	$16,376	$1,253,376,120
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(74,441)	$–	$(74,441)
Total Liabilities	$–	$(74,441)	$–	$(74,441)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2015, the following forward foreign currency contracts were outstanding for the Voya Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	EU Euro	1,060,000	Buy	06/25/15	$1,210,146	$1,164,544	$(45,602)
							$(45,602)

State Street Bank	EU Euro	19,945,000	Sell	06/25/15	$22,647,548	$21,912,107	$735,441
State Street Bank	British Pound	7,157,900	Sell	06/25/15	10,909,406	10,938,245	(28,839)
							$706,602

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$735,441
Total Asset Derivatives		$735,441

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$74,441
Total Liability Derivatives		$74,441

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2015:

State Street Bank
Assets:
Forward foreign currency contracts	$735,441
Total Assets	$735,441

Liabilities:
Forward foreign currency contracts	$74,441
Total Liabilities	$74,441

Net OTC derivative instruments by counterparty, at fair value	$661,000

Total collateral pledged by the Trust/(Received from counterparty)	$-

Net Exposure(1)	$661,000

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 29, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 29, 2015